Other Financial Assets at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Fair Value Through Profit or Loss
8. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2023	31 December 2022
	£m	£m
Loans and advances to customers	322	339
Debt securities	219	85
Equity securities	73	10
	614	434
In June 2023, Santander UK revalued a portfolio of unlisted equity securities held at fair value through profit or loss in Santander Equity Investments Limited (SEIL) ahead of the sale of part of the portfolio, resulting in a gain of £46m.